NATURE OF OPERATIONS (Details)	Jun. 30, 2024 product country
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of products grown and sourced | product	300
Number of countries products are grown and sourced	30
Number of countries products are distributed to	75